UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2018

Semiannual Report

to Shareholders

Deutsche Multi-Market Income Trust

Ticker Symbol: KMM

Contents

3	Performance Summary
4	Important Notice
5	Portfolio Management Team
5	Portfolio Summary
7	Investment Portfolio
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Cash Flows

26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
36	Liquidation and Dissolution of the Fund
37	Dividend Reinvestment and Cash Purchase Plan
40	Additional Information
42	Privacy Statement

The Fund’s investment objective is to provide high current income consistent with prudent total return asset management.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Multi-Market Income Trust

Performance Summary	May 31, 2018 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/18

Deutsche Multi-Market Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	–0.61%	1.53%	3.97%	8.02%
Based on Market Price(a)	0.65%	3.73%	3.16%	8.78%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	–3.38%	–0.56%	4.34%	6.67%
BofA Merrill Lynch US High Yield Master II Constrained Index(c)	0.02%	2.29%	4.88%	7.78%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(d)	0.54%	3.56%	5.40%	7.72%

‡	Total returns shown for periods less than one year are not annualized.

(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2018 was 1.76% (1.02% excluding interest expense).

(b)	The JPMorgan Emerging Markets Bond Global Diversified Index is an unmanaged, unleveraged index that tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

(c)	The BofA Merrill Lynch US High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(d)	Morningstar’s Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Deutsche Multi-Market Income Trust	|	3

Net Asset Value and Market Price

	As of 5/31/18	As of 11/30/17
Net Asset Value	$9.03	$9.30
Market Price	$8.81	$8.96
Premium (discount)	(2.44)%	(3.66)%

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/18:
Income Dividends	$.21
May Income Dividend	$.0325
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/18†	4.32%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/18†	4.43%

†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Important Notice

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018. On July 11, 2018, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan”). Under the terms of the Plan, the “Cessation Date” for the Fund’s planned liquidation is expected to occur on or about November 9, 2018. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to shareholders on or about November 16, 2018. All Fund shareholders as of the close of business on the Cessation Date will be entitled to receive a liquidating distribution. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of the Fund’s shareholders.

4	|	Deutsche Multi-Market Income Trust

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/18	11/30/17
Corporate Bonds	77%	71%
Loan Participations and Assignments	19%	19%
Cash Equivalents	2%	6%
Government & Agency Obligations	2%	3%
Asset Backed	0%	1%
Convertible Bonds	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	5/31/18	11/30/17
Consumer Discretionary	25%	25%
Materials	15%	15%
Energy	14%	12%
Telecommunication Services	8%	8%
Industrials	8%	9%
Health Care	8%	6%
Utilities	7%	6%
Information Technology	4%	4%
Financials	3%	4%
Consumer Staples	3%	5%
Real Estate	3%	2%
Emerging-Market Sovereign Bonds	2%	3%
Asset-Backed	0%	1%
	100%	100%

Deutsche Multi-Market Income Trust	|	5

Quality (Excludes Cash Equivalents)	5/31/18	11/30/17
AA	0%	—
A	—	0%
BBB	22%	18%
BB	55%	56%
B	21%	23%
Below B	2%	2%
Not Rated	0%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	5/31/18	11/30/17
Effective Maturity	5.1 years	5.4 years
Effective Duration	3.3 years	3.7 years

Leverage (As a % of Total Assets)	5/31/18	11/30/17
	11%	26%

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7. A fact sheet is available on dws.com or upon request. Please see the Additional Information section on page 40 for contact information.

6	|	Deutsche Multi-Market Income Trust

Investment Portfolio	as of May 31, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 84.7%
Consumer Discretionary 20.7%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024	495,000	469,013
144A, 4.625%, 1/15/2022	140,000	139,818
144A, 5.0%, 10/15/2025	502,000	475,645
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	885,000	807,562
Ally Financial, Inc.:
4.125%, 3/30/2020	1,810,000	1,816,806
4.25%, 4/15/2021	575,000	579,312
5.75%, 11/20/2025	710,000	723,845
Altice France SA:
144A, 6.0%, 5/15/2022	1,070,000	1,065,987
144A, 7.375%, 5/1/2026	1,155,000	1,123,237
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	385,000	369,715
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	350,000	340,812
AMC Networks, Inc.:
4.75%, 8/1/2025	410,000	384,375
5.0%, 4/1/2024	1,000,000	967,550
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025	270,000	266,625
6.25%, 3/15/2026	210,000	203,217
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	550,000	544,500
Ashtead Capital, Inc.:
144A, 4.125%, 8/15/2025	200,000	187,750
144A, 4.375%, 8/15/2027	210,000	194,250
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025	315,000	302,006
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025	330,000	303,600
Boyd Gaming Corp., 6.875%, 5/15/2023	165,000	173,250
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025	625,000	596,875
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024	400,000	362,800
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	835,000	772,375
144A, 5.125%, 5/1/2027	575,000	538,344
144A, 5.5%, 5/1/2026	1,400,000	1,351,420
144A, 5.875%, 4/1/2024	385,000	388,369
144A, 5.875%, 5/1/2027	550,000	540,719
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	1,365,000	1,358,339
144A, 7.5%, 4/1/2028	400,000	400,500
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020	85,000	84,363

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	7

	Principal Amount ($)(a)	Value ($)
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	1,160,000	1,110,700
144A, 6.625%, 10/15/2025	200,000	206,500
144A, 10.125%, 1/15/2023	600,000	665,250
144A, 10.875%, 10/15/2025	529,000	612,979
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	119,000	122,273
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	740,000	733,525
144A, 6.5%, 6/1/2026	585,000	596,700
DISH DBS Corp., 5.875%, 7/15/2022	1,000,000	938,000
Eldorado Resorts, Inc., 6.0%, 4/1/2025	685,000	681,575
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020	400,000	402,120
5.25%, 4/15/2023	600,000	604,500
GLP Capital LP:
5.25%, 6/1/2025	315,000	315,561
5.75%, 6/1/2028	165,000	165,619
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	210,000	208,950
Group 1 Automotive, Inc., 5.0%, 6/1/2022	545,000	546,362
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	390,000	380,737
HD Supply, Inc., 144A, 5.75%, 4/15/2024	185,000	194,019
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025	185,000	178,525
KFC Holding Co., 144A, 4.75%, 6/1/2027	270,000	253,800
Lennar Corp.:
4.125%, 1/15/2022	465,000	458,895
4.75%, 11/15/2022	500,000	497,550
144A, 5.0%, 6/15/2027	125,000	119,063
144A, 5.25%, 6/1/2026	429,000	420,420
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025	385,000	378,262
Mattel, Inc., 144A, 6.75%, 12/31/2025	280,000	272,734
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026	200,000	201,376
MGM Resorts International, 6.625%, 12/15/2021	1,900,000	2,014,000
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	222,000	222,000
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	390,000	372,450
Penske Automotive Group, Inc., 5.5%, 5/15/2026	330,000	325,050
PulteGroup, Inc., 4.25%, 3/1/2021	1,065,000	1,067,662
Quebecor Media, Inc., 5.75%, 1/15/2023	295,000	300,163
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	79,800
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	180,000	180,846
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022	950,000	916,797
144A, 5.0%, 8/1/2027	175,000	166,275
144A, 5.375%, 7/15/2026	530,000	513,437
Staples, Inc., 144A, 8.5%, 9/15/2025	275,000	255,063

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)
Suburban Propane Partners LP, 5.75%, 3/1/2025	150,000	143,625
Tenneco, Inc., 5.0%, 7/15/2026	360,000	328,392
Toll Brothers Finance Corp., 4.875%, 11/15/2025	345,000	332,494
TRI Pointe Group, Inc., 4.875%, 7/1/2021	2,215,000	2,220,537
UPC Holding BV, 144A, 5.5%, 1/15/2028	685,000	626,775
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	1,075,000	1,032,000
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	885,000	827,475
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	390,000	365,625
144A, 5.5%, 8/15/2026	350,000	332,063
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	160,000	158,000

		41,879,503

Consumer Staples 1.9%
Aramark Services, Inc.:
4.75%, 6/1/2026	1,105,000	1,069,087
5.125%, 1/15/2024	220,000	223,410
Chobani LLC, 144A, 7.5%, 4/15/2025	85,000	81,813
FAGE International SA, 144A, 5.625%, 8/15/2026	235,000	217,375
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	220,000	204,600
144A, 7.25%, 6/1/2021	775,000	783,719
Pilgrim’s Pride Corp.:
144A, 5.75%, 3/15/2025	120,000	115,800
144A, 5.875%, 9/30/2027	420,000	394,800
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028	115,000	108,387
144A, 5.75%, 3/1/2027	270,000	261,141
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	465,000	395,250

		3,855,382

Energy 15.1%
Andeavor:
4.75%, 12/15/2023	180,000	188,017
5.125%, 12/15/2026	405,000	427,886
Antero Midstream Partners LP, 5.375%, 9/15/2024	265,000	259,700
Antero Resources Corp.:
5.375%, 11/1/2021	320,000	323,360
5.625%, 6/1/2023	210,000	213,150
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	235,000	239,164
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	135,000	136,688
8.25%, 7/15/2025	250,000	266,250
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	375,000	372,656
5.875%, 3/31/2025	380,000	396,625
7.0%, 6/30/2024	510,000	558,455

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	9

	Principal Amount ($)(a)	Value ($)
Chesapeake Energy Corp.:
4.875%, 4/15/2022	1,250,000	1,215,625
8.0%, 1/15/2025	440,000	437,250
8.0%, 6/15/2027	405,000	401,962
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	349,000	340,275
Continental Resources, Inc., 5.0%, 9/15/2022	1,880,000	1,908,516
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	290,000	284,925
6.25%, 4/1/2023	145,000	147,538
DCP Midstream Operating LP, 2.7%, 4/1/2019	700,000	696,500
Diamondback Energy, Inc., 4.75%, 11/1/2024	230,000	221,950
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	110,000	107,800
144A, 5.75%, 1/30/2028	110,000	108,075
Energy Transfer Equity LP, 7.5%, 10/15/2020	2,000,000	2,155,000
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024	180,000	188,550
Genesis Energy LP:
6.25%, 5/15/2026	650,000	611,000
6.5%, 10/1/2025	795,000	765,187
Gulfport Energy Corp.:
6.0%, 10/15/2024	145,000	136,300
6.375%, 5/15/2025	245,000	235,198
6.375%, 1/15/2026	410,000	391,550
6.625%, 5/1/2023	110,000	110,550
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026	390,000	391,950
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025	385,000	384,037
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	370,000	369,075
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	215,000	214,731
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026	151,000	149,113
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027	200,000	197,586
Laredo Petroleum, Inc., 6.25%, 3/15/2023	310,000	308,450
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	650,000	586,625
144A, 6.5%, 1/15/2025	544,000	545,191
Murphy Oil Corp., 5.75%, 8/15/2025	565,000	563,587
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	155,000	153,256
Nabors Industries, Inc.:
5.5%, 1/15/2023	200,000	196,000
144A, 5.75%, 2/1/2025	85,000	80,538
Newfield Exploration Co., 5.375%, 1/1/2026	95,000	97,731
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027	195,000	189,326
NuStar Logistics LP, 5.625%, 4/28/2027	570,000	542,925
Oasis Petroleum, Inc., 6.875%, 1/15/2023	30,000	30,450
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	130,000	126,100
144A, 5.375%, 1/15/2025	205,000	202,438
144A, 5.625%, 10/15/2027	335,000	330,812

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)
PDC Energy, Inc., 6.125%, 9/15/2024	235,000	239,113
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	305,000	311,771
144A, 6.375%, 3/31/2025	415,000	430,562
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	410,000	426,271
Petrobras Global Finance BV, 6.125%, 1/17/2022	330,000	345,510
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	330,000	336,600
QEP Resources, Inc., 5.625%, 3/1/2026	255,000	243,525
Range Resources Corp.:
4.875%, 5/15/2025	440,000	413,600
5.0%, 8/15/2022	250,000	247,500
5.875%, 7/1/2022	245,000	246,837
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020	615,600	629,759
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	980,000	1,027,523
5.625%, 4/15/2023	600,000	641,003
5.875%, 6/30/2026	560,000	607,321
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025	160,000	154,400
Southwestern Energy Co., 7.75%, 10/1/2027	280,000	292,600
Sunoco LP:
144A, 5.5%, 2/15/2026	220,000	208,175
144A, 5.875%, 3/15/2028	45,000	42,278
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	540,000	507,438
5.375%, 2/1/2027	750,000	726,562
144A, 5.875%, 4/15/2026	178,000	178,835
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	125,000	119,063
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026	399,000	410,970
Weatherford International Ltd.:
4.5%, 4/15/2022	385,000	350,831
7.75%, 6/15/2021	620,000	629,300
Whiting Petroleum Corp.:
5.75%, 3/15/2021	320,000	326,400
6.25%, 4/1/2023	235,000	239,700
144A, 6.625%, 1/15/2026	330,000	337,837
WildHorse Resource Development Corp.:
6.875%, 2/1/2025	55,000	56,169
144A, 6.875%, 2/1/2025	265,000	270,631
WPX Energy, Inc., 6.0%, 1/15/2022	99,000	103,950

		30,607,657

Financials 3.6%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	790,000	793,252
4.625%, 10/30/2020	2,375,000	2,434,243

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	11

	Principal Amount ($)(a)	Value ($)
Aircastle Ltd., 4.125%, 5/1/2024	565,000	550,169
CIT Group, Inc.:
3.875%, 2/19/2019	737,500	740,266
4.125%, 3/9/2021	135,000	134,831
5.0%, 8/15/2022	1,300,000	1,321,125
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022	500,000	506,755
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	140,000	143,850
National Savings Bank, 144A, 5.15%, 9/10/2019	500,000	496,500
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	170,000	164,738

		7,285,729

Health Care 5.7%
Avantor, Inc., 144A, 6.0%, 10/1/2024	130,000	129,350
Centene Escrow I Corp., 144A, 5.375%, 6/1/2026	120,000	121,284
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026	70,000	70,263
DaVita, Inc.:
5.0%, 5/1/2025	280,000	265,384
5.125%, 7/15/2024	280,000	273,000
Endo Dac, 144A, 6.0%, 7/15/2023	240,000	176,400
Endo Finance LLC, 144A, 5.375%, 1/15/2023	285,000	211,527
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018	170,000	171,526
HCA, Inc.:
4.5%, 2/15/2027	305,000	288,988
4.75%, 5/1/2023	1,000,000	1,006,250
5.25%, 6/15/2026	610,000	607,712
6.5%, 2/15/2020	1,700,000	1,776,500
LifePoint Health, Inc.:
5.375%, 5/1/2024	435,000	419,775
5.5%, 12/1/2021	385,000	386,444
5.875%, 12/1/2023	310,000	310,000
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023	165,000	136,331
Tenet Healthcare Corp.:
4.375%, 10/1/2021	1,000,000	990,000
144A, 5.125%, 5/1/2025	245,000	237,650
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	200,000	202,967
Valeant Pharmaceuticals International, Inc.:
144A, 5.5%, 11/1/2025	500,000	490,625
144A, 5.875%, 5/15/2023	360,000	340,200
144A, 6.125%, 4/15/2025	550,000	508,750
144A, 6.5%, 3/15/2022	250,000	259,800
144A, 7.0%, 3/15/2024	605,000	633,737
144A, 7.5%, 7/15/2021	1,455,000	1,482,281

		11,496,744

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)
Industrials 7.4%
ADT Corp.:
3.5%, 7/15/2022	190,000	174,800
5.25%, 3/15/2020	320,000	325,600
6.25%, 10/15/2021	580,000	597,400
Air Lease Corp., 4.75%, 3/1/2020	3,915,000	4,015,247
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	480,000	480,600
144A, 6.0%, 10/15/2022	1,155,000	1,146,106
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025	250,000	255,625
Covanta Holding Corp.:
5.875%, 3/1/2024	295,000	289,838
5.875%, 7/1/2025	205,000	197,630
DAE Funding LLC:
144A, 4.5%, 8/1/2022	26,000	24,830
144A, 5.0%, 8/1/2024	66,000	62,205
DR Horton, Inc., 4.0%, 2/15/2020	100,000	101,484
FTI Consulting, Inc., 6.0%, 11/15/2022	295,000	301,750
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	200,000	194,500
Huntington Ingalls Industries, Inc., 144A, 5.0%, 11/15/2025	213,000	221,262
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	730,000	722,700
Masonite International Corp., 144A, 5.625%, 3/15/2023	275,000	282,975
Moog, Inc., 144A, 5.25%, 12/1/2022	175,000	178,719
Novelis Corp.:
144A, 5.875%, 9/30/2026	330,000	323,433
144A, 6.25%, 8/15/2024	300,000	303,780
Oshkosh Corp.:
5.375%, 3/1/2022	217,500	223,346
5.375%, 3/1/2025	803,000	829,499
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	430,000	409,575
144A, 5.25%, 8/15/2022	1,085,000	1,070,081
144A, 5.5%, 2/15/2024	585,000	574,031
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	8,000	8,464
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	220,000	214,225
Standard Industries, Inc., 144A, 4.75%, 1/15/2028	530,000	486,275
Summit Materials LLC:
144A, 5.125%, 6/1/2025	70,000	65,800
6.125%, 7/15/2023	355,000	358,550
8.5%, 4/15/2022	155,000	166,625
Tennant Co., 5.625%, 5/1/2025	65,000	65,163
WESCO Distribution, Inc., 5.375%, 6/15/2024	300,000	300,000

		14,972,118

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	13

	Principal Amount ($)(a)	Value ($)
Information Technology 3.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	140,000	141,050
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	220,000	200,750
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	490,000	468,562
Dell International LLC:
144A, 4.42%, 6/15/2021	735,000	748,738
144A, 5.875%, 6/15/2021	235,000	241,257
EMC Corp., 1.875%, 6/1/2018	1,200,000	1,200,000
First Data Corp., 144A, 7.0%, 12/1/2023	355,000	371,933
Jabil, Inc., 5.625%, 12/15/2020	400,000	418,680
NCR Corp.:
5.875%, 12/15/2021	75,000	75,968
6.375%, 12/15/2023	190,000	195,417
Netflix, Inc.:
5.875%, 2/15/2025	450,000	462,982
144A, 5.875%, 11/15/2028	212,000	213,124
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	350,000	337,750
NXP BV, 144A, 4.125%, 6/1/2021	990,000	997,524
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	155,000	145,313
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025	410,000	400,775
Western Digital Corp., 4.75%, 2/15/2026	445,000	437,769

		7,057,592

Materials 12.7%
AK Steel Corp.:
6.375%, 10/15/2025	230,000	214,475
7.0%, 3/15/2027	815,000	778,325
7.5%, 7/15/2023	800,000	841,000
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022	400,000	397,940
144A, 4.125%, 9/27/2022	500,000	503,759
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025	530,000	519,400
144A, 7.25%, 5/15/2024	435,000	454,031
Ball Corp., 4.375%, 12/15/2020	155,000	157,630
Berry Global, Inc., 5.5%, 5/15/2022	600,000	610,500
BWAY Holding Co., 144A, 5.5%, 4/15/2024	850,000	839,375
Cascades, Inc., 144A, 5.5%, 7/15/2022	185,000	184,538
Chemours Co.:
5.375%, 5/15/2027	525,000	510,562
6.625%, 5/15/2023	205,000	215,307
7.0%, 5/15/2025	95,000	101,888
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	175,000	157,500
Constellium NV:
144A, 5.875%, 2/15/2026	814,000	775,335
144A, 6.625%, 3/1/2025	350,000	348,688

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)
Eagle Intermediate Global Holding BV, 144A, 7.5%, 5/1/2025	195,000	198,959
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024	200,000	190,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	550,000	531,437
3.875%, 3/15/2023	350,000	336,441
5.4%, 11/14/2034	120,000	110,400
Greif, Inc., 7.75%, 8/1/2019	870,000	904,800
Hexion, Inc.:
6.625%, 4/15/2020	190,000	179,313
144A, 10.375%, 2/1/2022	100,000	98,125
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	425,000	438,813
144A, 7.625%, 1/15/2025	115,000	120,750
Huntsman International LLC, 5.125%, 11/15/2022	800,000	824,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024	295,000	303,113
Mercer International, Inc., 6.5%, 2/1/2024	250,000	256,875
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	880,000	841,500
144A, 5.25%, 6/1/2027	560,000	530,600
Nufarm Australia Ltd., 144A, 5.75%, 4/30/2026	215,000	208,421
OCI NV, 144A, 6.625%, 4/15/2023	388,000	398,864
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025	410,000	391,550
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025	906,000	872,025
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	625,000	614,062
5.75%, 10/15/2020	3,605,081	3,627,612
6.875%, 2/15/2021	263,368	266,002
144A, 7.0%, 7/15/2024	75,000	76,965
Teck Resources Ltd.:
3.75%, 2/1/2023	1,000,000	966,260
4.75%, 1/15/2022	1,700,000	1,717,527
144A, 8.5%, 6/1/2024	115,000	127,219
Tronox, Inc., 144A, 6.5%, 4/15/2026	363,000	358,009
United States Steel Corp.:
6.25%, 3/15/2026	117,000	115,941
6.875%, 8/15/2025	645,000	659,641
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022	1,565,000	1,580,650
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	105,000	108,150
144A, 5.625%, 10/1/2024	55,000	56,925

		25,621,202

Real Estate 3.1%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024	505,000	505,631
(REIT), 5.375%, 3/15/2027	720,000	723,600

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	15

	Principal Amount ($)(a)	Value ($)
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	240,000	246,900
(REIT), 5.375%, 4/1/2023	995,000	1,017,388
(REIT), 5.375%, 5/15/2027	255,000	256,033
(REIT), 5.875%, 1/15/2026	180,000	183,375
Howard Hughes Corp., 144A, 5.375%, 3/15/2025	455,000	439,644
Iron Mountain, Inc.:
144A, (REIT), 4.375%, 6/1/2021	220,000	221,991
144A, (REIT), 5.25%, 3/15/2028	725,000	682,406
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027	385,000	361,923
(REIT), 5.25%, 8/1/2026	70,000	67,900
(REIT), 6.375%, 3/1/2024	390,000	409,500
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	570,000	547,200
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	455,000	462,516
(REIT), 4.875%, 6/1/2026	165,000	164,547

		6,290,554

Telecommunication Services 8.1%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	145,000	146,813
Series T, 5.8%, 3/15/2022	550,000	543,262
Series S, 6.45%, 6/15/2021	600,000	614,280
Series W, 6.75%, 12/1/2023	705,000	703,237
Series Y, 7.5%, 4/1/2024	590,000	606,608
CommScope, Inc., 144A, 5.0%, 6/15/2021	350,000	351,750
Digicel Ltd., REG S, 6.0%, 4/15/2021	390,000	357,338
Frontier Communications Corp.:
7.125%, 1/15/2023	870,000	638,362
10.5%, 9/15/2022	220,000	198,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	335,000	356,775
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	725,000	766,687
Level 3 Financing, Inc.:
5.375%, 8/15/2022	750,000	750,000
5.375%, 1/15/2024	210,000	204,750
6.125%, 1/15/2021	230,000	232,588
Sprint Capital Corp., 8.75%, 3/15/2032	290,000	312,113
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	320,000	334,480
7.0%, 8/15/2020	2,000,000	2,070,300
Sprint Corp.:
7.125%, 6/15/2024	1,325,000	1,334,937
7.25%, 9/15/2021	1,700,000	1,759,500
7.625%, 3/1/2026	215,000	220,913

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	179,375	178,030
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	575,000	597,310
6.375%, 3/1/2025	542,000	566,336
6.5%, 1/15/2026	20,000	20,875
Telesat Canada, 144A, 8.875%, 11/15/2024	310,000	337,125
ViaSat, Inc., 144A, 5.625%, 9/15/2025	140,000	131,250
Zayo Group LLC:
144A, 5.75%, 1/15/2027	950,000	919,125
6.0%, 4/1/2023	590,000	598,112
6.375%, 5/15/2025	500,000	506,875

		16,357,731

Utilities 2.9%
AmeriGas Partners LP:
5.5%, 5/20/2025	485,000	470,765
5.75%, 5/20/2027	520,000	490,100
Calpine Corp.:
144A, 5.25%, 6/1/2026	275,000	259,875
5.75%, 1/15/2025	160,000	145,600
NGL Energy Partners LP, 5.125%, 7/15/2019	245,000	245,000
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028	600,000	592,500
6.25%, 7/15/2022	1,800,000	1,854,000
7.25%, 5/15/2026	570,000	611,325
Vistra Energy Corp.:
7.375%, 11/1/2022	350,000	367,640
7.625%, 11/1/2024	485,000	520,769
144A, 8.125%, 1/30/2026	195,000	213,769

		5,771,343
Total Corporate Bonds (Cost $172,530,255)		171,195,555

Asset-Backed 0.6%
Miscellaneous
Apidos CLO XXI, “C”, Series 2015-21A, 144A, 3-month USD-LIBOR + 3.550%, 5.905%**, 7/18/2027 (Cost $1,104,075)	1,125,000	1,125,988

Government & Agency Obligations 1.8%
Other Government Related (b) 0.1%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	230,000	249,550

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	17

	Principal Amount ($)(a)		Value ($)

Sovereign Bonds 1.7%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,208,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	203
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	532,775
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	385,280
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	200,907
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,002,524
ZAR Sovereign Capital Fund Pty Ltd., 144A, 3.903%, 6/24/2020		185,000	184,878

			3,514,567
Total Government & Agency Obligations (Cost $3,798,502)			3,764,117

Loan Participations and Assignments 21.1%
Senior Loans***
Consumer Discretionary 5.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 4.23%, 2/16/2024		1,517,731	1,518,679
Altice U.S. Finance I Corp., Term Loan, 1-month USD-LIBOR + 2.250%, 4.23%, 7/28/2025		1,472,311	1,468,815
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD-LIBOR + 1.750%, 3.71%, 10/25/2023		2,689,260	2,704,535
Quebecor Media, Inc., Term Loan B1, 3-month USD-LIBOR + 2.250%, 4.593%, 8/17/2020		3,151,224	3,159,102
Visteon Corp.:
Term Loan, 1-month USD-LIBOR + 2.000%, 3.918%, 3/24/2024		1,428,571	1,435,050
Term Loan, 3-month USD-LIBOR + 2.000%, 4.355%, 3/24/2024		1,071,429	1,076,287

			11,362,468

Consumer Staples 1.6%
Albertson’s LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 5.319%, 6/22/2023		1,221,935	1,210,126
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD LIBOR + 1.750%, 3.659%, 2/2/2024		2,024,540	2,037,750

			3,247,876

Energy 0.0%
MEG Energy Corp., Term Loan B, 3-month USD LIBOR + 3.500%, 5.81%, 12/31/2023		28,500	28,664

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)
Health Care 2.5%
Community Health Systems, Inc.:
Term Loan G, 3-month USD LIBOR + 3.000%, 5.307%, 12/31/2019	195,315	194,595
Term Loan H, 3-month USD LIBOR + 3.250%, 5.557%, 1/27/2021	340,176	331,864
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.73%, 6/24/2021	3,853,850	3,893,352
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.42%, 4/1/2022	628,334	630,260

		5,050,071

Industrials 1.7%
Sabre GLBL Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 3.98%, 2/22/2024	1,625,786	1,627,818
TransDigm, Inc.:
Term Loan F, 1-week USD LIBOR + 2.750%, 4.73%, 6/9/2023	1,146,903	1,145,974
Term Loan F, 3-month USD LIBOR + 2.750%, 5.052%, 6/9/2023	600,616	600,130

		3,373,922

Information Technology 1.2%
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 3.965%, 4/26/2024	2,463,238	2,464,778

Materials 2.4%
Berry Global, Inc.:
Term Loan O, 1-month USD LIBOR + 2.000%, 3.929%, 2/8/2020	1,718,582	1,724,150
Term Loan P, 1-month USD LIBOR + 2.000%, 3.929%, 1/6/2021	1,098,075	1,102,023
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.98%, 6/7/2023	1,419,299	1,426,395
PolyOne Corp., Term Loan B4, 1-month USD LIBOR + 1.750%, 3.679%, 11/11/2022	571,841	574,789

		4,827,357

Telecommunication Services 1.1%
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.211%, 2/22/2024	2,290,000	2,295,095

Utilities 5.0%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.81%, 1/15/2024	6,170,512	6,182,082
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.052%, 6/30/2023	3,886,754	3,890,193

		10,072,275
Total Loan Participations and Assignments (Cost $42,615,187)		42,722,506

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	19

	Principal Amount ($)(a)	Value ($)
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK**, 10/18/2025 (c) (Cost $510,269)	509,742	629,022

	Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.	139	2,748

Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)	118,633	26,692
GEO Specialty Chemicals, Inc. 144A* (c)	649	146

		26,838
Total Common Stocks (Cost $107,744)		29,586

Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $87,876)	400	14,488

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.78% (d) (Cost $4,269,369)	4,269,369	4,269,369

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $225,023,277)	110.6	223,750,631
Other Assets and Liabilities, Net	1.5	2,961,924
Notes Payable	(12.1)	(24,500,000)

Net Assets	100.0	202,212,555

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
DWS Central Cash Management Government Fund, 1.78% (d)
15,417,519	68,126,969	79,275,119	—	—	112,612	—	4,269,369	4,269,369

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche Multi-Market Income Trust

*	Non-income producing security.

**	Variable or floating rate security. These securities are shown at their current rate as of May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of May 31, 2018.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

OJSC: Open Joint Stock Company

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Currency Abbreviations
ARS Argentine Peso	HUF Hungarian Forint

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	21

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$171,195,555	$—	$171,195,555
Asset-Backed	—	1,125,988	—	1,125,988
Government & Agency Obligations	—	3,764,117	—	3,764,117
Loan Participations and Assignments	—	42,722,506	—	42,722,506
Convertible Bond	—	—	629,022	629,022
Common Stocks	2,748	—	26,838	29,586
Warrant	—	—	14,488	14,488
Short-Term Investment	4,269,369	—	—	4,269,369
Total	$4,272,117	$218,808,166	$670,348	$223,750,631

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche Multi-Market Income Trust

Statement of Assets and Liabilities

as of May 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $220,753,908)	$219,481,262
Investment in DWS Central Cash Management Government Fund (cost $4,269,369)	4,269,369
Foreign currency, at value (cost $509,337)	489,191
Interest receivable	2,828,530
Foreign taxes recoverable	2,181
Other assets	3,903
Total assets	227,074,436

Liabilities
Cash overdraft	12,177
Notes payable	24,500,000
Accrued management fee	143,810
Accrued Trustees’ fees	4,449
Other accrued expenses and payables	201,445
Total liabilities	24,861,881
Net assets, at value	$202,212,555

Net Assets Consist of
Undistributed net investment income	996,181
Net unrealized appreciation (depreciation) on:
Investments	(1,272,646)
Foreign currency	(20,749)
Accumulated net realized gain (loss)	(19,961,871)
Paid-in capital	222,471,640
Net assets, at value	$202,212,555

Net Asset Value
Net asset value per share ($202,212,555 ÷ 22,393,262 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$9.03

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	23

Statement of Operations

for the six months ended May 31, 2018 (Unaudited)

Investment Income
Income:
Interest	$6,407,385
Dividends	83
Income distributions — DWS Central Cash Management Government Fund	112,612
Other income	8,350
Total income	6,528,430
Expenses:
Management fee	870,172
Services to shareholders	8,358
Custodian fee	17,912
Professional fees	57,018
Reports to shareholders	39,762
Trustees’ fees and expenses	8,554
Interest expense	750,490
Stock Exchange listing fees	11,830
Other	33,166
Total expenses	1,797,262
Net investment income	4,731,168

Net realized gain (loss) from:
Investments	767,863
Foreign currency	(440)
767,423
Change in net unrealized appreciation (depreciation) on:
Investments	(6,959,424)
Foreign currency	(28,928)
(6,988,352)
Net gain (loss)	(6,220,929)
Net increase (decrease) in net assets resulting from operations	$(1,489,761)

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche Multi-Market Income Trust

Statement of Cash Flows

for the six months ended May 31, 2018 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(1,489,761)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(26,587,894)
Net purchases, sales and maturities of short-term investments	11,148,151
Net amortization of premium/(accretion of discount)	62,481
Proceeds from sales and maturities of long-term investments	64,676,944
(Increase) decrease in interest receivable	312,123
(Increase) decrease in other assets	3,925
(Increase) decrease in receivable for investments sold	224,040
(Increase) decrease in receivable for investments sold — when issued	759,538
Increase (decrease) in interest on notes payable	(231,968)
Increase (decrease) in payable for investments purchased — when issued securities	(2,497,422)
Increase (decrease) in other accrued expenses and payables	14,498
Change in unrealized (appreciation) depreciation on investments	6,959,424
Net realized (gain) loss from investments	(767,863)
Cash provided by (used in) operating activities	$52,586,216

Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	12,177
Net increase (decrease) in notes payable	(48,000,000)
Distributions paid	(4,646,613)
Cash provided by (used in) financing activities	$(52,634,436)
Increase (decrease) in cash	(48,220)
Cash at beginning of period (including foreign currency)	537,411
Cash at end of period (including foreign currency)	$489,191

Supplemental disclosure
Interest paid on notes	$(982,458)

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Operations:
Net investment income	$4,731,168	$9,864,180
Net realized gain (loss)	767,423	2,227,958
Change in net unrealized appreciation (depreciation)	(6,988,352)	3,052,329
Net increase (decrease) in net assets resulting from operations	(1,489,761)	15,144,467
Distributions to shareholders from:
Net investment income	(4,646,613)	(9,405,205)
Total distributions	(4,646,613)	(9,405,205)
Increase (decrease) in net assets	(6,136,374)	5,739,262
Net assets at beginning of period	208,348,929	202,609,667
Net assets at end of period (including undistributed net investment income of $996,181 and $911,626, respectively)	$202,212,555	$208,348,929

Other Information
Shares outstanding at beginning of period	22,393,262	22,393,262
Shares outstanding at end of period	22,393,262	22,393,262

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche Multi-Market Income Trust

Financial Highlights

	Six Months Ended 5/31/18		Years Ended November 30,
	(Unaudited)		2017	2016		2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.30		$9.05	$8.87		$9.79	$9.98	$10.29
Income (loss) from investment operations:
Net investment income[a]	.21		.44	.49		.54	.64	.70
Net realized and unrealized gain (loss)	(.27)		.23	.18		(.92)	(.16)	(.13)
Total from investment operations	(.06)		.67	.67		(.38)	.48	.57
Less distributions from:
Net investment income	(.21)		(.42)	(.51)		(.58)	(.68)	(.88)
Return of capital	—		—	(.00	)***	(.03)	—	—
Total distributions	(.21)		(.42)	(.51)		(.61)	(.68)	(.88)
NAV accretion resulting from repurchases of shares at a discount to NAV[a]	—		—	.02		.07	.01	—
Net asset value, end of period	$9.03		$9.30	$9.05		$8.87	$9.79	$9.98
Market price, end of period	$8.81		$8.96	$8.42		$7.36	$8.79	$9.41

Total Return
Based on net asset value (%)[b]	(.61	)**	7.74	8.54		(2.42)	5.53	5.58
Based on market price (%)[b]	.65	**	11.57	21.71		(9.82)	.49	(2.53)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	202		208	203		202	238	245
Ratio of expenses (including interest expense) (%)	1.76	*	1.97	1.76		1.51	1.52	1.60
Ratio of expenses (excluding interest expense) (%)	1.02	*	1.17	1.09		1.02	1.01	1.00
Ratio of net investment income (%)	4.62	*	4.75	5.52		5.77	6.37	6.89
Portfolio turnover rate (%)	11		41	36		50	82	76
Total debt outstanding end of period ($ thousands)	24,500		72,500	73,000		83,000	99,000	109,000
Asset coverage per $1,000 of debt[c]	9,254		3,874	3,775		3,438	3,401	3,244

[a]	Based on average shares outstanding during the period.

[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund’s shares trade during the period.

[c]	Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

*	Annualized ** Not annualized *** Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

Deutsche Multi-Market Income Trust	|	27

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Multi-Market Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018. On July 11, 2018, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan”) Under the terms of the Plan, the Fund will make a liquidating distribution to shareholders on or about November 16, 2018.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as

28	|	Deutsche Multi-Market Income Trust

applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Deutsche Multi-Market Income Trust	|	29

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. Floating-rate loans (“Loans”) in which the Fund invests are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral

30	|	Deutsche Multi-Market Income Trust

supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $19,670,000, which may be applied against any realized net taxable capital gains indefinitely or until the liquidation of the Fund, including short-term losses ($6,022,000) and long-term losses ($13,648,000).

At November 30, 2017, the aggregate cost of investments for federal income tax purposes was $274,613,789. The net unrealized appreciation for all investments based on tax cost was $4,628,085. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $6,681,103 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $2,053,018.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

Deutsche Multi-Market Income Trust	|	31

relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft and foreign currency position at the Fund’s custodian bank at May 31, 2018.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the year ended May 31, 2018 purchases and sales of investment securities (excluding short-term investments) aggregated $26,587,894 and $64,676,944, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the

32	|	Deutsche Multi-Market Income Trust

Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DSC aggregated $4,914, of which $1,466 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,432, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. DWS Central Cash Management Government Fund seeks maximum current income to the extent consistent with stability of principal.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield

Deutsche Multi-Market Income Trust	|	33

debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the “Lender”) in an amount up to $50,000,000 ($125,000,000 prior to May 1, 2018) (the “Credit Facility”). The Credit Facility automatically renews for a six-month period on each day unless it is terminated by either party or not extended by the Lender in accordance with its terms.

On June 27, 2018, in anticipation of the Fund’s pending liquidation, the Fund eliminated its financial leverage facility by paying back its bank line of credit and terminating its leverage agreement.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a “LIBOR Loan”) or, less frequently, with reference to a base rate (a “Base Rate Loan”). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 0.85%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. In addition, a commitment fee was charged to the

34	|	Deutsche Multi-Market Income Trust

Fund on the unused portion of the credit lines and is included with “interest expense” in the Statement of Operations.

At May 31, 2018 under the Credit Facility, the outstanding loans balance was $24,500,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2018 was approximately $54,190,000, with a weighted average annualized borrowing cost of 2.78%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund’s stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s shares.

Changes in the value of the Fund’s portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund’s leveraging strategy will be successful.

G. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. There were no shares repurchased during the six months ended May 31, 2018 and the year ended November 30, 2017.

On September 20, 2017, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stocks in open-market transactions over

Deutsche Multi-Market Income Trust	|	35

the period from December 1, 2017 until November 30, 2018, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2016 and ran until November 30, 2017.

Liquidation and Dissolution of the Fund

On July 13, 2016, the Board of Trustees approved the termination of the

Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018.

On July 11, 2018, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund the “Plan”) related to the previously approved liquidation of the Fund to occur on or before December 31, 2018. Under the terms of the Plan, the “Cessation Date” for the Fund’s planned liquidation is expected to occur on or about November 9, 2018. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to shareholders on or about November 16, 2018. All Fund shareholders as of the close of business on the Cessation Date will be entitled to receive a liquidating distribution. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of the Fund’s shareholders.

On June 27, 2018, the Fund eliminated its financial leverage by paying back its bank line of credit and terminating its leverage agreement. In addition, prior to the Cessation Date and subject to portfolio management’s discretion, the Fund intends to begin the process of converting its portfolio securities to more liquid investments, including cash or cash equivalents. As the Fund begins to transition its portfolio to more liquid investments, its net investment income may decline, which, in turn, may reduce its remaining regular monthly dividends. The Fund’s last anticipated regular monthly dividend will be for the month of October. The Fund does not expect to pay its regular November monthly dividend. Any net investment income earned in November would consequently be included as part of the Fund’s final liquidating distribution to shareholders.

36	|	Deutsche Multi-Market Income Trust

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant”). DST Systems, Inc. (the “Plan Agent”) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent”) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the “Account”) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions”) paid on shares of the Fund (the “Shares”) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares

Deutsche Multi-Market Income Trust	|	37

may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Multi-Market Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DWS Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

38	|	Deutsche Multi-Market Income Trust

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Deutsche Multi-Market Income Trust	|	39

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds One International Place, 12th Floor Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings as of the month-end are posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com.

40	|	Deutsche Multi-Market Income Trust

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KMM
CUSIP Number	25160E 102

Deutsche Multi-Market Income Trust	|	41

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

42	|	Deutsche Multi-Market Income Trust

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

Deutsche Multi-Market Income Trust	|	43

DMMIT-3

(R-027923-7 7/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	$ -	-	n/a
January 1 through January 31	-	$ -	-	n/a
February 1 through February 28	-	$ -	-	n/a
March 1 through March 31	-	$ -	-	n/a
April 1 through April 30	-	$ -	-	n/a
May 1 through May 31	-	$ -	-	n/a

Total	-	$ -	-	n/a

The Fund may from time to time repurchase shares in the open market.

On September 20, 2017, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2017 until November 30, 2018, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2016 and ran until November 30, 2017.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2018